Stockholder's Equity	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
COMMON STOCK
NOTE 7. STOCKHOLDER’S EQUITY
Preferred Stock—The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock. At December 31, 2020, there were no shares of preferred stock issued or outstanding.
Class A Common Stock—The Company is authorized to issue up to 200,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At December 31, 2020, there were no shares of Class A common stock issued or outstanding.
Class B Common Stock—The Company is authorized to issue up to 20,000,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At December 31, 2020, there were 5,750,000 shares of Class B common stock issued and outstanding. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 8). An aggregate of up to 900,000 shares are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part so that the Sponsor will own 20% of the Company’s issued and outstanding common stock after the Proposed Public Offering (assuming the Sponsor does not purchase any Public Shares in the Proposed Public Offering).
Only holders of Class B common stock will have the right to vote on the election of directors prior to the completion of the Business Combination. In addition, prior to the completion of a Business Combination, holders of a majority of Class B common stock may remove a member of the board of directors for any reason. Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.
The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis (subject to adjustment). In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Proposed Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the total number of all shares of common stock outstanding upon completion of the Proposed Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (including the forward purchase shares and the forward purchase warrants), excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination in consideration for such seller’s interest in a Business Combination target and any Private Placement Warrants issued upon the conversion of Working Capital Loans made to the Company.
Warrants—Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) 30 days after the consummation of a Business Combination or (b) 12 months from the closing of the Proposed Public Offering. The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.
The Company will not be obligated to deliver any Class A common stock pursuant to the exercise of a Public Warrant and will have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act covering the issuance of the Class A common stock issuable upon exercise of the Public Warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of the exercising holder, or an exemption from registration is available.
The Company has agreed that as soon as practicable, but in no event later than 15 business days after the closing of a Business Combination, it will use its reasonable best efforts to file with the SEC, and within 60 business days following a Business Combination to have declared effective, a registration statement covering the issuance of the shares of Class A common stock issuable upon exercise of the warrants and to maintain a current prospectus relating to those shares of Class A common stock until the warrants expire or are redeemed. Notwithstanding the above, if our Class A common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of public warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elect, the Company will not be required to file or maintain in effect a registration statement, but will use its reasonable best efforts to qualify the shares under applicable blue sky laws to the extent an exemption is not available.
Redemption of Warrants When the Price per share of Class A common stock Equals or Exceeds $18.00—Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:
•in whole and not in part;
•at a price of $0.01 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and
•if, and only if, the closing price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Redemption of Warrants When the Price per share of Class A common stock Equals or Exceeds $10.00—Once the warrants become exercisable, the Company may redeem the outstanding warrants:
•in whole and not in part;
•at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption, provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the fair market value of the shares of Class A common stock;
•if, and only if, the closing price of the Class A common stock equals or exceeds $10.00 per Public Share (as adjusted) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders;
•if, and only if, the closing price of our Class A common stock (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like), then the Private Placement warrants must also concurrently be called for redemption on the same terms as the outstanding Public Warrants.
The exercise price and number of Class A common stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of Class A common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Window and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their Public Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Warrants may expire worthless.
In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price and the $10.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price. The Private Placement Warrants will be identical to the Public Warrants underlying the Units being sold in the Proposed Public Offering, except that the Private Placement Warrants and the Class A common stock issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or saleable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable, except as described above, so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
NOTE 7. STOCKHOLDER’S EQUITY
Preferred Stock — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock. As of September 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.
Class A Common Stock — The Company is authorized to issue up to 200,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. As of September 30, 2021, there were 27,600,000 shares of Class A common stock issued and outstanding. As of December 31, 2020, there were no shares of Class A common stock issued or outstanding.
Class B Common Stock —The Company is authorized to issue up to 20,000,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. As of September 30, 2021 and December 31, 2020, there were 6,900,000 shares of Class B common stock issued and outstanding.
Only holders of Class B common stock will have the right to vote on the election of directors prior to the completion of the Business Combination. In addition, prior to the completion of a Business Combination, holders of a majority of Class B common stock may remove a member of the board of directors for any reason. Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.
The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination, or earlier at the option of the holder on a one-for-one basis (subject to adjustment). In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the total number of all shares of common stock outstanding upon completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (including the forward purchase shares), excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination in consideration for such seller’s interest in a Business Combination target and any Private Placement Warrants issued upon the conversion of Working Capital Loans made to the Company.
COMMON STOCK
On January 26, 2021, the Company’s board of directors reduced the number of authorized shares from 100,000,000 shares to 90,000,000 and then on February 21, 2021, the Company’s board, in connection with the Series D-1 offering, increased the number of common shares from 90,000,000 to 93,000,000. All of the outstanding shares of common stock have been duly authorized and are fully paid and nonassessable. Each share of common stock is entitled to one vote; there is no cumulative voting. The holders of shares of common stock are entitled to receive dividends if and when declared by the board of directors.
Common Stock Reserved
The number of shares of common stock that have been reserved for the potential conversion of Series A, B, C and D preferred stock, the warrants associated with the Company’s credit facility and prior term loan and outstanding stock options granted and stock options available for grant under the Company’s 2013 Stock Incentive Plan, or the Stock Incentive Plan, as of September 30, 2021, are as follows:

Share Class	Number of Shares
Conversion of Series A preferred stock	20,308,856
Conversion of Series B preferred stock	11,808,789
Conversion of Series C preferred stock	8,951,819
Conversion of Series D preferred stock	23,403,203
Warrants	1,126,705
Shares reserved for the issuance of warrants	283,599
Outstanding common stock options	11,038,739
Common stock options available for grant	2,951,062
Total number of shares	79,872,772
COMMON STOCK In December 2020, the Company increased the number of shares designated as common stock from 75,000,000 shares to 100,000,000 shares, of which 15,553,235 shares were issued and include 4,486,299 that were held as treasury stock and 11,066,936 outstanding as of December 31, 2020. On January 26, 2021, the board reduced the number of authorized shares to 90,000,000 and then on February 21, 2021, the board, in connection with the Series
D-1 offering, increased the number of common shares to 93,000,000. All of the outstanding shares of common stock have been duly authorized and are fully paid and nonassessable. Each share of common stock is entitled to one vote; there is no cumulative voting. The holders of shares of common stock are entitled to receive dividends if and when declared by the board of directors.
Common Stock Reserved
The number of shares of common stock that have been reserved for the potential conversion of Series A, B, C and D preferred stock, the warrants associated with the Company’s current and former debt facility, and outstanding stock options granted and stock options available for grant under the Company’s 2013 Stock Incentive Plan, or the Stock Incentive Plan, as of December 31, 2020, are as follows:

Share Class	Number of Shares
Conversion of Series A preferred stock	20,308,856
Conversion of Series B preferred stock	11,808,789
Conversion of Series C preferred stock	8,951,819
Conversion of Series D preferred stock	20,344,538
Warrants	1,126,705
Shares reserved for the issuance of warrants	283,599
Outstanding common stock options	9,250,333
Common stock options available for grant	5,471,053
Total number of shares	77,545,692